Investments - Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	$ 22,067	$ 22,174
Allowance for Credit Losses	(4)	0
Net Amortized Cost	22,063	22,174
Gross Unrealized Gains	57	1,172
Gross Unrealized Losses	(1,840)	(106)
Fair Value	20,280	23,240
U.S. government securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	2,074	2,349
Allowance for Credit Losses	0	0
Net Amortized Cost	2,074	2,349
Gross Unrealized Gains	0	70
Gross Unrealized Losses	(182)	(3)
Fair Value	1,892	2,416
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	2,393	2,947
Allowance for Credit Losses	0	0
Net Amortized Cost	2,393	2,947
Gross Unrealized Gains	8	148
Gross Unrealized Losses	(129)	(4)
Fair Value	2,272	3,091
U.S. corporate securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	9,838	9,093
Allowance for Credit Losses	(3)	0
Net Amortized Cost	9,835	9,093
Gross Unrealized Gains	26	682
Gross Unrealized Losses	(903)	(40)
Fair Value	8,958	9,735
Foreign securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	2,780	2,821
Allowance for Credit Losses	(1)	0
Net Amortized Cost	2,779	2,821
Gross Unrealized Gains	15	196
Gross Unrealized Losses	(244)	(24)
Fair Value	2,550	2,993
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	845	870
Allowance for Credit Losses	0	0
Net Amortized Cost	845	870
Gross Unrealized Gains	1	15
Gross Unrealized Losses	(89)	(10)
Fair Value	757	875
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	1,172	1,278
Allowance for Credit Losses	0	0
Net Amortized Cost	1,172	1,278
Gross Unrealized Gains	1	44
Gross Unrealized Losses	(155)	(12)
Fair Value	1,018	1,310
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	2,940	2,791
Allowance for Credit Losses	0	0
Net Amortized Cost	2,940	2,791
Gross Unrealized Gains	6	14
Gross Unrealized Losses	(136)	(13)
Fair Value	2,810	2,792
Redeemable preferred securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	25	25
Allowance for Credit Losses	0	0
Net Amortized Cost	25	25
Gross Unrealized Gains	0	3
Gross Unrealized Losses	(2)	0
Fair Value	23	28
Supporting experience- rated products
Debt Securities, Available-for-sale [Line Items]
Gross Unrealized Gains	3	94
Gross Unrealized Losses	(59)	(2)
Fair Value	$ 609	$ 864